Average Annual Total Returns - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI International Low Volatility Index Fund	Dec. 30, 2023
Fidelity SAI International Low Volatility Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(13.48%)
Past 5 years	0.66%
Since Inception	2.45%	[1]
Fidelity SAI International Low Volatility Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.77%)
Past 5 years	0.08%
Since Inception	1.88%	[1]
Fidelity SAI International Low Volatility Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.57%)
Past 5 years	0.62%
Since Inception	1.96%	[1]
IXYQQ
Average Annual Return:
Past 1 year	(13.36%)
IXYXO
Average Annual Return:
Past 1 year	(13.36%)
Past 5 years	0.90%
Since Inception	2.74%	[1]

[1]	AFrom May 29, 2015.